UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/04

FORM N-Q

Item 1. Schedule of Investments.

The Dreyfus Socially Responsible Growth Fund, Inc.
Statement of Investments
September 30, 2004 (Unaudited)

Common Stocks --97.4%	Shares	Value ($)

Computer Software--7.5%
Microsoft	860,500	23,792,825
Symantec	209,500 a	11,497,360
		35,290,185

Consumer Discretionary--14.6%
Coach	162,500 a	6,893,250
Dollar General	443,500	8,936,525
Marriott International, Cl. A	236,500	12,288,540
Staples	352,000	10,496,640
Target	253,000	11,448,250
Tiffany & Co.	162,500	4,995,250
Viacom, Cl. B	180,000	6,040,800
Walt Disney	362,000	8,163,100
		69,262,355

Consumer Staples--8.0%
Estee Lauder Cos., Cl. A	219,500	9,175,100
PepsiCo	226,500	11,019,225
Procter & Gamble	125,500	6,792,060
Walgreen	301,000	10,784,830
		37,771,215

Energy--2.1%
Anadarko Petroleum	147,000	9,754,920

Financials--9.5%
American Express	190,000	9,777,400
American International Group	155,300	10,558,847
Citigroup	207,000	9,132,840
Goldman Sachs Group	83,500	7,785,540
Radian Group	167,500	7,743,525
		44,998,152

Health Care--15.9%
Alcon	98,500	7,899,700
Amgen	189,000 a	10,712,520
Fisher Scientific International	138,500 a	8,078,705
Genzyme	96,000 a	5,223,360
Medtronic	308,000	15,985,200
Stryker	125,500	6,034,040
Waters	180,000 a	7,938,000
WellPoint Health Networks	69,000 a	7,251,210
Zimmer Holdings	75,000 a	5,928,000
		75,050,735

Industrials--9.1%
Avery Dennison	80,000	5,262,400
Danaher	270,500	13,871,240
Dover	160,500	6,238,635
3M	59,500	4,758,215
Tyco International	417,000	12,785,220
		42,915,710

Information Technology--21.0%
Accenture, Cl. A	177,000 a	4,787,850
Alliance Data Systems	197,000 a	7,990,320
Analog Devices	203,500	7,891,730
Cisco Systems	971,000 a	17,575,100
Cognizant Technology Solutions, Cl. A	314,000 a	9,580,140
Corning	631,000 a	6,991,480
Dell	438,500 a	15,610,600
Intel	572,000	11,474,320
International Business Machines	97,500	8,359,650
QUALCOMM	236,000	9,213,440
		99,474,630

Pharmaceuticals--9.7%
Forest Laboratories	191,000 a	8,591,180
Johnson & Johnson	294,000	16,561,020
Pfizer	680,000	20,808,000
		45,960,200

Total Common Stocks
(cost $405,035,290)		460,478,102

	Principal
Short-Term Investments--2.7%	Amount ($)	Value ($)

Certificates of Deposit--.0%
Self Help Credit Union,
1.88%, 12/14/2004	100,000	100,000

U.S. Treasury Bills--2.7%
1.51%, 10/7/2004	4,998,000	4,996,800
1.46%, 10/21/2004	5,294,000	5,289,765
1.51%, 12/2/2004	2,547,000	2,540,047
		12,826,612

Total Short-Term Investments
(cost $12,926,814)		12,926,612

Total Investments (cost $417,962,104)	100.1%	473,404,714

Liabilities, Less Cash and Receivables	(0.1%)	(697,906)

Net Assets	100.1%	472,706,808

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)